Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	20 Inventories

	2025 £m	2024 £m
Raw materials and consumables	2,022	2,056
Finished goods and work in progress	2,254	2,434
Goods purchased for resale	106	126
	4,382	4,616
Write-offs taken to other operating expenses in the Group income statement were £217 million (2024: £134 million; 2023: £250 million). As mentioned in note 33, in 2023, this includes a write-off of stock of leaf following an extreme weather event. Goods purchased for resale include Group brands produced under third-party contract manufacturing arrangements.